INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets with indefinite life

	As of
	December 31,	June 30,
	2023	2024
Intangible assets with indefinite lives:
Brand names	5,327	5,229
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	281	274
Purchased software	135	135
Other intangible assets	75	74
Total	6,010	5,904
Less: Accumulated amortization	204	217
Less: Accumulated impairment loss	526	513
Total	5,280	5,174

Schedule of estimated amortization expense

Amortization for
Intangible Assets
Remainder of 2024	19
2025	31
2026	28
2027	23
2028	22
Thereafter	128
Total	251